employee benefits expense	12 Months Ended
Dec. 31, 2018
employee benefits expense
employee benefits expense

8     employee benefits expense

Years ended December 31 (millions)	Note	2018	2017
			(adjusted –
			Note 2(c))
Employee benefits expense – gross
Wages and salaries		$2,800	$2,594
Share-based compensation	14	136	128
Pensions – defined benefit	15(b)	95	82
Pensions – defined contribution	15(f)	88	88
Restructuring costs	16(a)	126	26
Other		163	156
		3,408	3,074
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(55)	(47)
Amortized		45	48
Contract fulfilment costs	20
Capitalized		(3)	(4)
Amortized		3	2
Property, plant and equipment		(332)	(321)
Intangible assets subject to amortization		(170)	(158)
		(512)	(480)
		$2,896	$2,594